UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

620 Eight Avenue, New York, NY		10018
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-888-777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2011

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)

August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 95.4%
Arizona — 1.7%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	$2,855,000	$2,979,164
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/29	1,000,000	1,096,050
Total Arizona				4,075,214
California — 14.7%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,082,700
California State, GO	5.250%	10/1/21	2,500,000	2,877,225
California State, GO, Unrefunded Balance	5.125%	6/1/24	35,000	35,032
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,508,370
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	5,000,000	5,088,250
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	922,560
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	2,864,322
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	3,271,680
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/19	3,000,000	3,483,360
Southern California Public Power Authority, Project Number 1	5.000%	11/1/33	2,000,000	1,809,160
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,549,250
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	2,500,000	2,419,600
University of California Revenues, AMBAC	5.000%	5/15/36	2,620,000	2,645,624
Total California				34,557,133
Colorado — 4.9%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	2,850,000	2,866,273
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,753,050
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	455,000	476,763
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	4,271,680
Total Colorado				11,367,766
Connecticut — 0.3%
Connecticut State HFA, Housing Mortgage Finance Program	6.000%	11/15/38	635,000	635,933
Florida — 6.0%
Florida State Board of Education, GO	5.000%	6/1/26	5,500,000	6,277,150
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, AGM	5.000%	10/1/41	1,000,000	998,420
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,097,240
Orlando, FL, Utilities Commission, Utility System Revenue	5.250%	10/1/22	3,440,000	4,211,661
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	440,035	(a)
Total Florida				14,024,506
Illinois — 12.4%
Chicago, IL, Midway Airport Revenue:
NATL	5.500%	1/1/29	2,000,000	2,000,820
NATL	5.625%	1/1/29	3,750,000	3,750,263	(b)
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,190,250
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,102,230

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — continued
Cook County, IL, Community College District No. 524 Moraine Valley, GO, NATL	5.000%	12/1/25	$1,500,000	$1,628,505
Illinois EFA Revenue, Northwestern University	5.500%	12/1/13	1,550,000	1,612,713
Illinois Health Facilities Authority Revenue:
Refunding, Lutheran General Health System	7.000%	4/1/14	1,420,000	1,528,147
Refunding, SSM Health Care, NATL	6.550%	6/1/13	1,850,000	2,042,881	(c)
Servantoor Project, AGM	6.000%	8/15/12	705,000	742,964	(c)
South Suburban Hospital Project	7.000%	2/15/18	500,000	575,690	(c)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,351,214
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,726,335
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Place, AGM	5.000%	6/15/50	3,000,000	2,852,280
Total Illinois				29,104,292
Indiana — 0.9%
Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, AMBAC	5.000%	5/1/35	2,390,000	2,203,150
Maryland — 3.3%
Maryland State Economic Development Corp., EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	982,120
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital Issue	6.000%	7/1/37	3,000,000	3,016,590
Suburban Hospital	5.500%	7/1/16	2,500,000	2,743,700
University of Maryland Medical Systems	6.000%	7/1/32	1,000,000	1,047,290	(d)
Total Maryland				7,789,700
Massachusetts — 0.6%
Massachusetts State HEFA Revenue, Partners Health, Unrefunded Balance	5.750%	7/1/32	95,000	95,961
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,001
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,047,790
Total Massachusetts				1,499,752
Michigan — 5.4%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,854,935
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,055,640
Refunding, Sparrow Hospital Obligated	5.000%	11/15/36	2,500,000	2,366,275
Trinity Health Corp.	5.375%	12/1/30	2,745,000	2,759,247
Trinity Health Corp.	5.375%	12/1/30	255,000	271,052	(d)
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport	5.000%	12/1/18	1,170,000	1,242,809	(b)
Total Michigan				12,549,958
Missouri — 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,024,600
Nevada — 0.9%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,184,580
New York — 16.6%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	1,014,190
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	1,500,000	1,471,800
MTA, NY, Revenue	5.000%	11/15/25	1,000,000	1,095,250
MTA, NY, Revenue	5.250%	11/15/40	1,000,000	1,033,810

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — continued
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	$500,000	$463,760
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2011	5.000%	6/15/31	4,850,000	5,216,805
New York City, NY, TFA Revenue, Unrefunded Balance, Future Tax Secured	5.500%	11/15/17	15,000	15,934
New York City, NY\TFA Revenue, Future Tax Secured	5.500%	11/15/17	4,100,000	4,357,480	(d)
New York Liberty Development Corp., Liberty Revenue, Second Priority, Bank of America Tower	5.125%	1/15/44	2,500,000	2,478,375
New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	3,842,393
New York State Dormitory Authority Revenue, Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,151,600
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	5,071,112
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,431,300
Port Authority of New York & New Jersey	5.000%	1/15/41	5,000,000	5,298,700
Total New York				38,942,509
North Carolina — 2.8%
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,145,880
Wake County, NC, GO	5.000%	3/1/25	4,335,000	5,296,200
Total North Carolina				6,442,080
Ohio — 0.5%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,115,140
Oklahoma — 0.9%
Grand River Dam Authority, OK, Revenue	5.250%	6/1/40	2,000,000	2,132,520
Oregon — 0.6%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,352,087
Pennsylvania — 4.0%
Central Bradford, PA, Progress Authority Revenue, Guthrie Healthcare Systems	5.000%	12/1/26	5,130,000	5,321,144	(e)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	520,995
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,926,435
Philadelphia, PA, School District, GO, AGM	5.500%	2/1/31	500,000	510,725	(d)
Total Pennsylvania				9,279,299
Tennessee — 1.5%
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,554,822
Texas — 10.4%
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,785,675
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,453,763
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,163,756
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	3,159,090
Kemp, TX, ISD, GO, School Building	5.250%	2/15/33	3,450,000	3,692,017

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Mesquite, TX, ISD No. 1, GO, Capital Appreciation, PSFG	0.000%	8/15/27	$1,000,000	$458,630
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,573,050
Texas State Turnpike Authority Revenue, First Tier, AMBAC	5.500%	8/15/39	5,000,000	4,957,500
Texas State, GO, Water Financial Assistance	5.000%	8/1/27	2,755,000	3,122,903
Total Texas				24,366,384
Washington — 4.7%
Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, AMBAC	5.450%	7/1/37	2,900,000	2,906,206	(b)
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,042,920
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,023,790
Washington State, GO	5.000%	8/1/22	2,590,000	3,060,810
Total Washington				11,033,726
Wisconsin — 1.4%
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,269,263
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $215,960,588)				223,504,414
SHORT-TERM INVESTMENTS — 4.6%
California — 1.9%
Bakersfield, CA, Wastewater Revenue, AGM, SPA-Dexia Credit Local	3.000%	9/1/35	4,200,000	4,200,000	(f)(g)
California Statewide CDA Revenue, John Muir Health, LOC-UBS AG	0.060%	8/15/36	300,000	300,000	(f)(g)
Total California				4,500,000
New Jersey — 0.5%
New Jersey EDA Revenue:
El Dorado Terminals Co., LOC-Wells Fargo Bank N.A.	0.110%	12/1/21	200,000	200,000	(f)(g)
The Cooper Health Systems Project, LOC-TD Bank N.A.	0.170%	11/1/38	700,000	700,000	(f)(g)
South Jersey Transportation Authority, NJ, Transportation Systems Revenue, LOC-Wells Fargo Bank N.A.	0.140%	11/1/39	300,000	300,000	(f)(g)
Total New Jersey				1,200,000
New York — 0.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Fortis Bank S.A.	0.080%	6/15/36	1,200,000	1,200,000	(f)(g)
North Carolina — 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, AGM, SPA-Dexia Credit Local	0.500%	1/15/43	900,000	900,000	(f)(g)
Oregon — 0.0%
Oregon State, GO, Veterans Welfare, SPA-Dexia Credit Local	1.500%	12/1/41	100,000	100,000	(f)(g)
Pennsylvania — 0.1%
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.110%	8/15/24	200,000	200,000	(f)(g)
Virginia — 1.2%
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA-Wells Fargo Bank N.A.	0.120%	7/1/42	2,700,000	2,700,000	(f)(g)
TOTAL SHORT-TERM INVESTMENTS (Cost — $10,800,000)				10,800,000
TOTAL INVESTMENTS — 100.0% (Cost — $226,760,588#)				$234,304,414

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2011

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.  This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Security is purchased on a when-issued basis.
(f)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Communities Development Authority
	COP	- Certificates of Participation
	EDA	- Economic Development Authority
	EDR	- Economic Development Revenue
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	HFA	- Housing Finance Authority
	ISD	- Independent School District
	LOC	- Letter of Credit
	MTA	- Metropolitan Transportation Authority
	MWRA	- Massachusetts Water Resources Authority
	NATL	- National Public Finance Guarantee Corporation - Insured Bonds
	PSF	- Permanent School Fund
	PSFG	- Permanent School Fund Guaranty
	SPA	- Standby Bond Purchase Agreement - Insured Bonds
	TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2011

Summary of Investments by Industry †

Health Care	19.0%
Local General Obligation	15.0
Power	12.2
Transportation	12.0
Special Tax Obligation	8.4
Water & Sewer	7.7
Industrial Revenue	6.5
State General Obligation	4.6
Pre-Refunded/Escrowed to Maturity	4.1
Education	2.7
Leasing	2.5
Housing	0.3
Solid Waste/Resource Recovery	0.2
Other	0.2
Short-Term Investments	4.6
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of August, 31, 2011 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA	19.3%
AA	40.0
A	29.6
BBB	5.9
A-1/VMIG1	4.6
NR	0.6
100.0%

* As a percentage of total investments.

** The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 7 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB	—

An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	—

An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	—

An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	—	An obligation rated “CC” is currently highly vulnerable to nonpayment.
C	—	The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (cont’d)

Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.
Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB	—

Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B	—

Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	—	Default is a real possibility.
CC	—	Default of some kind appears probable.
C	—	Default is imminent or inevitable, or the issuer is in standstill.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1	—

Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1	—	Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.
NR	—	Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock.  The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$223,504,414	—	$223,504,414
Short-term investments†	—	10,800,000	—	10,800,000
Total investments	—	$234,304,414	—	$234,304,414

Notes to Schedule of Investments (unaudited) (continued)

†See Schedule of Investments for additional detailed categorizations.

(b) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,618,482
Gross unrealized depreciation	(1,074,656)
Net unrealized appreciation	$7,543,826

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 27, 2011

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: October 27, 2011